Income taxes (Schedule of detailed information about unused tax losses) (Details)	Oct. 31, 2025 USD ($)
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 36,147,545
2026 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,713,894
2027 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,441,250
2028 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
2029 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,620,811
2030 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	3,873,877
2031 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,219,234
2032 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,656,490
2033 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,770,399
2034 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	3,012,460
2035 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	3,207,813
2036 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	3,535,584
2037 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	2,710,003
2038 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,675,056
2039 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,498,126
2040 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	504,648
2041 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	874,389
2042 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,241,057
2043 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,474,043
2044 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,329,031
2045 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,789,382
Canada [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	31,697,105
Canada [Member] | 2026 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,713,894
Canada [Member] | 2027 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,441,250
Canada [Member] | 2028 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
Canada [Member] | 2029 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,477,090
Canada [Member] | 2030 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,992,980
Canada [Member] | 2031 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,200,708
Canada [Member] | 2032 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,330,697
Canada [Member] | 2033 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,612,936
Canada [Member] | 2034 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	2,333,371
Canada [Member] | 2035 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	2,636,912
Canada [Member] | 2036 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	3,094,565
Canada [Member] | 2037 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	2,477,289
Canada [Member] | 2038 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,674,739
Canada [Member] | 2039 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,498,126
Canada [Member] | 2040 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	504,648
Canada [Member] | 2041 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	874,389
Canada [Member] | 2042 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,241,057
Canada [Member] | 2043 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,474,043
Canada [Member] | 2044 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,329,031
Canada [Member] | 2045 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,789,382
United States [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	4,450,440
United States [Member] | 2026 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2027 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2028 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2029 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	143,721
United States [Member] | 2030 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	1,880,897
United States [Member] | 2031 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	18,526
United States [Member] | 2032 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	325,793
United States [Member] | 2033 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	157,463
United States [Member] | 2034 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	679,089
United States [Member] | 2035 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	570,901
United States [Member] | 2036 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	441,019
United States [Member] | 2037 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	232,714
United States [Member] | 2038 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	317
United States [Member] | 2039 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2040 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2041 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2042 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2043 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2044 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	0
United States [Member] | 2045 [Member]
Disclosure of information about income taxes [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 0